Investment in Equity-accounted Investees (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Current assets		$ 1,803,160	$ 1,262,685
Non-current assets		3,576,978	2,950,556
Current liabilities		(365,198)	(182,843)
Non-current liabilities		(1,830,234)	(1,370,857)
Non-controlling interests		$ (1,596,162)	$ (1,051,636)
CPV Renewable [Member]
Disclosure of associates [line items]
Principal place of business	[1]	US	US
Proportion of ownership interest	[1]	67.00%	67.00%
Current assets	[1]	$ 207,389	$ 245,833
Non-current assets	[1]	1,274,538	1,069,378
Current liabilities	[1]	(293,328)	(135,901)
Non-current liabilities	[1]	(488,332)	(382,588)
Total net assets	[1]	700,267	796,722
Group's share of net assets	[1]	466,868	531,175
Excess cost	[1]	117,216	63,488
Book value of investment	[1]	584,084	594,663
Investments in equity-accounted investees	[1]	$ 584,084	$ 594,663
CPV Fairview [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		25.00%	25.00%
Current assets		$ 36,134	$ 30,230
Non-current assets		843,803	868,860
Current liabilities		(39,237)	(16,081)
Non-current liabilities		(683,318)	(526,244)
Total net assets		157,382	356,765
Group's share of net assets		39,345	89,191
Excess cost		74,899	77,478
Book value of investment		114,244	166,669
Investments in equity-accounted investees		$ 114,244	$ 166,669
CPV Maryland [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		75.00%	75.00%
Current assets		$ 25,023	$ 44,165
Non-current assets		629,144	645,692
Current liabilities		(59,898)	(52,720)
Non-current liabilities		(235,491)	(291,268)
Total net assets		358,778	345,869
Group's share of net assets		269,085	259,402
Excess cost		(4,193)	(4,390)
Book value of investment		264,892	255,012
Investments in equity-accounted investees		$ 264,892	$ 255,012
CPV Shore [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		89.00%	68.00%
Current assets		$ 18,248	$ 35,088
Non-current assets		804,135	905,818
Current liabilities		(64,358)	(495,123)
Non-current liabilities		(482,877)	(219,889)
Total net assets		275,148	225,894
Group's share of net assets		244,276	155,370
Excess cost		(121,431)	(103,388)
Book value of investment		122,845	51,982
Investments in equity-accounted investees		$ 122,845	$ 51,982
CPV Towantic [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		26.00%	26.00%
Current assets		$ 78,410	$ 80,531
Non-current assets		813,510	816,325
Current liabilities		(103,182)	(72,216)
Non-current liabilities		(218,765)	(231,226)
Total net assets		569,973	593,414
Group's share of net assets		148,193	154,288
Excess cost		26,085	27,258
Book value of investment		174,278	181,546
Investments in equity-accounted investees		$ 174,278	$ 181,546
CPV Valley [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		50.00%	50.00%
Current assets		$ 104,619	$ 40,886
Non-current assets		777,579	663,285
Current liabilities		(356,108)	(54,116)
Non-current liabilities		(88,876)	(416,031)
Total net assets		437,214	234,024
Group's share of net assets		218,607	117,012
Excess cost		(93,597)	(503)
Book value of investment		125,010	116,509
Investments in equity-accounted investees		$ 125,010	$ 116,509
CPV Three Rivers [Member]
Disclosure of associates [line items]
Principal place of business		US	US
Proportion of ownership interest		10.00%	10.00%
Current assets		$ 53,838	$ 48,565
Non-current assets		1,222,472	1,304,935
Current liabilities		(69,095)	(93,004)
Non-current liabilities		(603,730)	(646,397)
Total net assets		603,485	614,099
Group's share of net assets		61,289	62,351
Excess cost		8,321	8,344
Book value of investment		69,610	70,695
Investments in equity-accounted investees		$ 69,610	$ 70,695
CPV Basin Ranch [Member]
Disclosure of associates [line items]
Principal place of business		US
Proportion of ownership interest		70.00%
Current assets		$ 84,898
Non-current assets		446,943
Current liabilities		(38,657)
Non-current liabilities		(243,401)
Total net assets		249,783
Group's share of net assets		174,848
Excess cost		(21,866)
Book value of investment		152,982
Investments in equity-accounted investees		$ 152,982

[1]	Refer to Note 10 for deconsolidation of CPV Renewable